Share Based Payment Plans	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Share Based Payment Plans
20 .	SHARE BASED PAYMENT PLANS

a)	Stock options
A reserve of 10,814,828 subordinate voting shares are available to be granted in stock options to officers and employees under the Company’s stock option plan. Such stock options are time vesting and 25% of the options will vest on each of the first, second, third and fourth anniversary of the grant. The stock options have a ten-year
term at the end of which the options expire.
The following table summarizes the weighted-average fair value of options granted and the main assumptions that were used to calculate the fair value during the years ended January 31, 2026 and 2025:

	January 31, 2026	January 31, 2025
Weighted-average fair value at grant date	$ 17.49	$39.70
Weighted average assumptions used in the fair value models
Share price	$50.95	$97.32
Risk-free interest rate	2.84%	3.47%
Expected life	5.04 years	5.04 years
Expected volatility	40.66%	45.44%
Expected annual dividend per share	1.65%	0.86%
The Company uses the
Black-Scholes option-pricing
model to estimate the fair value of options granted. The expected volatility used in option pricing models is calculated based on historical volatility of similar listed entities.
The number of stock options varied as follows:

	Number of options	Weighted average exercise price
Balance as at February 1, 2024	3,548,504	$67.46
Granted	433,070	98.12
Forfeited/Cancelled	(153,825)	103.80
Exercised [a]	(422,087)	33.42
Balance as at January 31, 2025	3,405,662	$73.94
Granted	765,030	50.43
Forfeited/Cancelled [b]	(387,608)	104.86
Exercised [c]	(576,632)	41.07
Balance as at January 31, 2026	3,206,452	$70.50
[
a]
The weighted average stock price on these exercised stock options was $93.02.
[b]
Includes the voluntary forfeiture of 288,838 stock options related to a special long-term incentive program
 (“SLTIP”)
.
[c]
The weighted average stock price on these exercised stock options was $97.10.

The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2026:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $40	536,101	$26.97	4.1	536,101	$26.97
$40 to $60	1,049,028	48.67	7.5	305,828	45.97
$60 to $80	152,627	63.07	2.6	152,627	63.07
$80 to $100	445,493	97.42	8.0	116,799	97.13
$100 to $120	1,021,623	105.06	6.3	668,873	105.70
$120 to $140	1,580	123.03	5.6	1,580	123.03
Balance as at January 31, 2026	3,206,452	$70.50	6.4	1,781,808	$67.56
The following table summarizes information about stock options outstanding and exercisable, as at January 31, 2025:

	Outstanding			Exercisable
Exercise price range	Number of options	Weighted- average exercise price	Weighted- average remaining life (years)	Number of options	Weighted- average exercise price
$20 to $40	818,726	$27.44	4.9	818,726	$27.44
$40 to $60	493,580	45.86	4.3	493,580	45.86
$60 to $80	252,011	62.95	3.5	252,011	62.95
$80 to $100	456,720	97.46	9.1	18,800	90.26
$100 to $120	1,379,325	105.62	7.2	641,825	106.60
$120 to $140	5,300	123.03	6.6	3,975	123.03
Balance as at January 31, 2025	3,405,662	$73.94	6.2	2,228,917	$59.03
Share based compensation expense of $
21.7
million for the year ended January 31, 2026 ($15.5 million for the year ended January 31, 2025) has been recorded in general and administrative expenses in the consolidated statements of net income.
As at January 31, 2026, the total unrecognized compensation cost related to unvested share-based payments totalled $
14.0
million ($17.2 million as at January 31, 2025).

b)	Restricted and deferred share units
The Company offers a share unit plan to certain eligible employees under which RSU are granted. During the twelve-month periods ended January 31, 2026 and 2025, the Company granted
235,800 and 167,800
RSU, respectively. The RSU were granted to eligible employees at a share price of $
51.24 and $98.67
respectively. The RSU that were granted during the twelve-month period ended January 31, 2026 are time vesting and
 33
% of the RSU will vest on each of the first, second and third anniversary of the grant. The RSU granted during the twelve-month period ended January 31, 2025 fully vest after three years of continuous employment from the date of the grant. Under both vesting rules, RSU are paid in cash once vested. Holders of RSU are entitled to dividends declared by the Company which are paid out in cash once the grants fully vest. As at January 31, 2026, a liability of $
19.7
million was recorded in other liabilities (Note 17).
During the year ended January 31, 2026, the Company also granted 266,304 RSU at a share price of $62.87 under a special long-term incentive program (“SLTIP”). The RSU under the SLTIP are subject to time-based and continued employment criteria as well as the voluntary forfeiture of a number of stock options issued in calendar years 2021, 2022 and 2023. As a result of this grant, the Company recognized in the consolidated statements of net income an expense of $4.3 million, representing the incremental fair value of the RSU compared to the 2021-2023 stock options both measured at the grant date. The company also reclassified $14.2 million from contributed surplus to other liability, representing the change from an equity plan to the cash settled plan. During the year ended January 31, 2026, an amount of $10.8 million was paid to eligible employees under the SLTIP. As at January 31, 2026, a liability of $12.1 million was recorded in other liabilities (Note 17).
The Company also offers DSU to the independent members of the Company’s Board of Directors. The value of these DSU is based on the Company’s share price at the time of payment. Holders of DSU are entitled to dividends declared by the Company which are recognized in the form of additional awards equivalent in value to the dividends paid on common shares. DSU granted under the plan will be redeemable and the value thereof payable in cash only after the member ceases to act as a director of the Company. As at January 31, 2026, a liability of $
14.0 million was recorded in other liabilities (Note 17).
During the twelve-month period ended January 31, 2026, the expense associated to these plans was $31.8 million ($3.0 million for the year ended January 31, 2025). The Company used total return swaps to mitigate the impact of the share price variation on the RSU plans.
The following tables presents the changes in the plans’ status during the years ended January 31, 2026 and 2025:

	Number of units
	DSU	RSU
Balance as at February 1, 2024	114,334	—
Granted	24,888	167,800
Forfeited/Cancelled	—	(18,150)
Paid	(29,980)	—
Balance as at January 31, 2025	109,242	149,650
Granted	27,421	502,104
Forfeited/Cancelled	—	(23,630)
Paid	—	(115,535)
Balance as at January 31, 2026	136,663	512,589